Schedule of Contractholder Funds (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	$ 2,681,300	$ 2,874,884	$ 3,018,733	$ 3,185,887
Interest-sensitive life insurance
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	740,694	744,610
Investment contracts | Fixed annuities
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	1,896,222	2,091,214
Investment contracts | Other investment contracts
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	$ 44,384	$ 39,060